Gains (losses) from operating activities in the statement of income, included according to their nature (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Interest expense from bank borrowings and overdrafts	$ (2,133)	$ (1,707)	$ (1,650)
Interest expense from bonds	(72,983)	(55,887)	(49,373)
Interest expense from loans	(2,682)	(3,093)	(2,002)
Capitalized interest expenses	7,841	5,021	4,382
Financial expenses related to rehabilitation provisions	(4,417)	(960)	0
Lease interest	(1,535)
Other finance costs	(1,030)	(1,181)	(1,481)
Total	$ (76,939)	$ (57,807)	$ (50,124)